UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5586
Oppenheimer California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)      (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 1/31/2012

Item 1. Reports to Stockholders.
January 31, 2012 MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Financial Statements “We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Special Tax	24.8%
Tobacco-Master Settlement Agreement	20.0
General Obligation	8.1
Tax Increment Financing (TIF)	7.2
Hospital/Healthcare	5.1
Water Utilities	3.9
Municipal Leases	3.4
Special Assessment	3.3
Marine/Aviation Facilities	2.8
Higher Education	2.5
Portfolio holdings are subject to change. Percentages are as of January 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	3.1%
AA	23.9
A	13.8
BBB	18.8
BB and lower	8.6
Unrated	31.8

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2011	January 31, 2012	January 31, 2012

Class A	$1,000.00	$1,104.90	$4.93
Class B	1,000.00	1,099.80	9.65
Class C	1,000.00	1,100.90	9.01
Class Y	1,000.00	1,104.70	3.66

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.46	4.73
Class B	1,000.00	1,015.99	9.26
Class C	1,000.00	1,016.59	8.65
Class Y	1,000.00	1,021.67	3.51
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios

Class A	0.93%
Class B	1.82
Class C	1.70
Class Y	0.69
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—110.0%
California—103.2%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1	4.900%	09/01/2014	$93,645
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.250	09/01/2026	2,077,057
7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.350	09/01/2036	5,092,000
1,990,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.400	09/01/2036	1,396,602
55,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	54,337
1,125,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	1,199,070
2,000,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax	6.500	09/01/2033	2,038,760
1,640,000	Alhambra, CA (Atherton Baptist Homes)	7.500	01/01/2030	1,762,131
1,000,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	1,073,290
25,000	Alvord, CA Unified School District Community Facilities District	5.875	09/01/2034	24,999
100,000	Alvord, CA Unified School District Community Facilities District Special Tax	4.500	09/01/2017	100,192
1,295,000	Alvord, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2036	1,054,026
1,580,000	Alvord, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2036	1,285,994
945,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2031	973,596
955,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2032	983,851
1,380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	1,421,662
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2034	3,364,073
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2039	7,849,503
500,000	Arvin, CA Community Redevel. Agency	5.000	09/01/2025	472,615
2,435,000	Arvin, CA Community Redevel. Agency	5.125	09/01/2035	2,104,619
600,000	Arvin, CA Community Redevel. Agency Tax Allocation	6.500	09/01/2038	604,416
975,000	Azusa, CA Special Tax Community Facilities District No. 05-1	5.000	09/01/2021	956,787
955,000	Bakersfield, CA Improvement Bond Act 1915	5.000	09/02/2027	797,759
810,000	Bakersfield, CA Improvement Bond Act 1915	5.125	09/02/2026	755,123
465,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	441,471
1,260,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	1,150,115
1,630,000	Bakersfield, CA Improvement Bond Act 1915	7.375	09/02/2028	1,679,242
14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.250%	12/01/2035	$11,789,400
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.500	04/01/2043	11,120,700
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.625	04/01/2044	11,332,700
2,700,000	Beaumont, CA Financing Authority, Series A	5.350	09/01/2036	2,557,980
1,500,000	Beaumont, CA Financing Authority, Series A	6.375	09/01/2042	1,538,250
1,050,000	Beaumont, CA Financing Authority, Series A	6.875	09/01/2036	1,097,796
5,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	5,009
685,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2027	646,010
3,170,000	Beaumont, CA Financing Authority, Series B	5.050	09/01/2037	2,763,606
500,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	506,220
1,525,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	1,529,133
450,000	Beaumont, CA Financing Authority, Series B	8.625	09/01/2039	469,544
225,000	Beaumont, CA Financing Authority, Series B	8.875	09/01/2034	235,143
2,340,000	Beaumont, CA Financing Authority, Series C	5.500	09/01/2035	2,282,553
2,000,000	Beaumont, CA Financing Authority, Series D	5.800	09/01/2035	2,005,460
3,245,000	Beaumont, CA Financing Authority, Series E	6.250	09/01/2038	3,267,034
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)	5.300	09/01/2035	421,420
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.650	05/01/2029	28,179
2,300,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	9.750	05/01/2038	2,355,775
7,430,000	Brentwood, CA Infrastructure Financing Authority	5.200	09/02/2036	5,749,260
25,000	Buena Park, CA Special Tax (Park Mall)	6.100	09/01/2028	24,870
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)	7.000	10/01/2020	60,083
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)	6.000	09/01/2037	3,298,290
1,300,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)	5.200	11/15/2022	1,316,705
105,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)	5.350	11/15/2032	105,765
65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)	5.250	11/15/2031	53,117
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)	5.950	01/01/2024	10,019
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	25,010
3,300,000	CA ABAG Finance Authority for NonProfit Corporations COP (Redwood Senior Homes & Services)	6.125	11/15/2032	3,348,510
75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.000	01/01/2023	64,305
20,000	CA Bay Area Government Association	4.125	09/01/2019	19,226
15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$10,530,000	CA County Tobacco Securitization Agency	5.000%		06/01/2047	$6,935,479
39,700,000	CA County Tobacco Securitization Agency	5.750	[2]	06/01/2057	454,962
15,945,000	CA County Tobacco Securitization Agency	5.820	[2]	06/01/2033	1,573,612
45,600,000	CA County Tobacco Securitization Agency	6.125	[2]	06/01/2057	441,864
82,110,000	CA County Tobacco Securitization Agency	6.423	[2]	06/01/2046	2,828,690
51,500,000	CA County Tobacco Securitization Agency	6.700	[2]	06/01/2057	421,785
55,250,000	CA County Tobacco Securitization Agency	6.901	[2]	06/01/2057	365,203
71,700,000	CA County Tobacco Securitization Agency	7.000	[2]	06/01/2055	851,796
347,900,000	CA County Tobacco Securitization Agency	7.550	[2]	06/01/2055	2,866,696
409,500,000	CA County Tobacco Securitization Agency	8.251	[2]	06/01/2055	3,374,280
850,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	730,864
19,815,000	CA County Tobacco Securitization Agency (TASC)	5.125		06/01/2038	14,308,808
3,725,000	CA County Tobacco Securitization Agency (TASC)	5.125		06/01/2038	2,689,897
11,315,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	7,545,295
6,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	3,758,700
8,000,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	6,434,000
25,315,000	CA County Tobacco Securitization Agency (TASC)	5.600		06/01/2036	19,885,945
25,235,000	CA County Tobacco Securitization Agency (TASC)	5.650		06/01/2041	19,495,299
28,470,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	20,963,315
4,375,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	4,315,631
9,780,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	8,457,548
1,350,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	1,133,568
10,690,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2035	9,407,200
16,445,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	14,229,365
9,440,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2038	8,354,117
75,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2043	65,304
4,920,000	CA County Tobacco Securitization Agency (TASC)	6.250		06/01/2037	4,449,599
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[2]	06/01/2046	4,604,192
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[2]	06/01/2046	2,714,250
20,000	CA Dept. of Veterans Affairs Home Purchase	5.200		12/01/2027	20,027
5,000	CA Dept. of Water Resources (Center Valley)	5.400		07/01/2012	5,022
4,405,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000		06/01/2035	3,983,133
360,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.750		06/01/2025	360,097
385,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.875		06/01/2030	385,065
5,000,000	CA Educational Facilities Authority (Chapman University)	5.000		04/01/2031	5,442,350
1,250,000	CA Educational Facilities Authority (San Francisco University)	6.125		10/01/2036	1,484,875
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	2,668,450
16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$10,000	CA GO	5.000%		10/01/2023	$10,031
5,000	CA GO	5.125		02/01/2027	5,012
5,000	CA GO	5.125		06/01/2031	5,010
35,000	CA GO	5.250		06/01/2021	35,459
5,000	CA GO	5.500		10/01/2022	5,035
1,500,000	CA GO	6.000		03/01/2033	1,784,670
60,000	CA GO	6.250		10/01/2019	60,493
200,000	CA GO	6.250		10/01/2019	201,644
10,000,000	CA GO	6.500		04/01/2033	12,317,600
14,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	0.000	[3]	06/01/2037	9,584,960
20,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125		06/01/2047	13,624,200
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)	6.250		02/01/2026	2,371,202
405,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)	7.000		09/01/2021	404,976
1,790,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125		07/01/2018	1,792,417
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[1]	5.500		10/01/2039	15,734,265
100,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	6.250		10/01/2028	119,201
5,000,000	CA Health Facilities Financing Authority (Scripps Health)[4]	5.000		11/15/2040	5,382,500
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/ SJHE/SJHO Obligated Group)	5.750		07/01/2039	5,494,300
13,500,000	CA Health Facilities Financing Authority (Sutter Health)	5.250		08/15/2031	15,454,800
15,000	CA Health Facilities Financing Authority (Sutter Health)	5.350		08/15/2028	15,222
25,000	CA HFA (Multifamily Hsg.)	5.375		08/01/2028	24,999
275,000	CA HFA (Multifamily Hsg.)	5.950		08/01/2028	275,036
2,395,000	CA HFA (Multifamily Hsg.)	6.050		08/01/2027	2,411,693
400,000	CA HFA (Multifamily Hsg.), Series A	5.900		02/01/2028	400,292
95,000	CA HFA (Multifamily Hsg.), Series B	5.500		08/01/2039	88,100
4,660,000	CA HFA, Series C	5.750		08/01/2030	4,663,122
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250		07/15/2045	1,037,140
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)	5.375		08/15/2040	39,624
110,000	CA Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek)	6.000		09/01/2033	112,047
10,000,000	CA M-S-R Energy Authority	6.500		11/01/2039	12,165,800
65,000	CA M-S-R Public Power Agency (San Juan)	6.000		07/01/2022	71,312
17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$10,000	CA MobileHome Park Financing Authority (Palomar Estates East & West)	5.100%		09/15/2023	$9,814
200,000	CA Municipal Finance Authority (Biola University)	5.625		10/01/2023	216,912
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)	5.750		10/01/2034	254,243
1,000,000	CA Municipal Finance Authority (Emerson College)	5.750		01/01/2033	1,104,970
1,000,000	CA Municipal Finance Authority (Emerson College)	6.000		01/01/2042	1,110,430
1,000,000	CA Municipal Finance Authority (INSD-Lincoln Glen Manor for Senior Citizens)	6.000		04/01/2031	1,087,910
1,500,000	CA Municipal Finance Authority (OCEAA)	7.000		10/01/2039	1,501,380
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	5.875		05/15/2029	1,955,573
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	6.125		05/15/2039	1,102,890
600,000	CA Municipal Finance Authority (Southwestern Law School)	6.500		11/01/2031	646,626
1,250,000	CA Municipal Finance Authority (Southwestern Law School)	6.500		11/01/2041	1,346,163
1,400,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500		12/01/2024	1,147,958
85,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850		06/01/2021	85,288
955,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850		06/01/2021	958,237
2,795,000	CA Public Works	5.750		03/01/2030	3,172,213
2,500,000	CA Public Works	6.000		03/01/2035	2,819,325
365,000	CA Public Works	6.125		11/01/2029	427,225
8,370,000	CA Public Works	6.375		11/01/2034	9,676,808
6,550,000	CA Public Works	6.625		11/01/2034	7,697,495
2,000,000	CA Public Works (California State Prisons)	5.750		10/01/2031	2,296,360
735,000	CA Public Works (Dept. of Corrections)	5.250		06/01/2028	755,308
900,000	CA Public Works (Dept. of Health Services)	5.500		11/01/2015	903,141
900,000	CA Public Works (Dept. of Mental Health)	5.000		11/01/2031	939,519
2,500,000	CA Public Works (Judicial Council)	5.000		12/01/2031	2,706,750
125,000	CA Public Works (Trustees California State University)	6.000		04/01/2027	145,770
2,540,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.500		08/01/2047	1,337,285
315,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.500		08/01/2047	149,036
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[2]	06/01/2047	709,707
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[2]	06/01/2056	1,428,900
100,000,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[2]	06/01/2056	589,000
36,465,000	CA Silicon Valley Tobacco Securitization Authority	7.663	[2]	06/01/2041	2,639,337
108,920,000	CA Silicon Valley Tobacco Securitization Authority	8.597	[2]	06/01/2036	12,771,959
95,000	CA Statewide CDA	5.000		09/02/2018	93,480
135,000	CA Statewide CDA	5.000		09/02/2019	130,527
235,000	CA Statewide CDA	5.125		09/02/2020	224,684
18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,855,000	CA Statewide CDA	5.125%		09/02/2025	$2,513,542
8,070,000	CA Statewide CDA	5.200		09/02/2036	6,290,646
100,000	CA Statewide CDA	6.527	[2]	09/01/2028	32,738
75,000	CA Statewide CDA	6.625		09/01/2027	75,050
50,000	CA Statewide CDA	6.750		09/01/2037	50,763
100,000	CA Statewide CDA	6.773	[2]	09/01/2034	20,388
15,000	CA Statewide CDA	7.000		07/01/2022	15,019
760,000	CA Statewide CDA (Citrus Gardens Apartments)	6.500		07/01/2032	795,302
75,000	CA Statewide CDA (East Campus Apartments)	5.625		08/01/2034	77,051
1,350,000	CA Statewide CDA (East Tabor Apartments)	6.850		08/20/2036	1,406,349
1,250,000	CA Statewide CDA (Enloe Medical Center)	6.250		08/15/2033	1,385,000
60,000	CA Statewide CDA (GP Steinbeck)	5.492	[2]	03/20/2022	33,650
1,000,000	CA Statewide CDA (Huntington Park Charter School)	5.250		07/01/2042	785,950
1,145,000	CA Statewide CDA (International School Peninsula)	5.000		11/01/2025	1,089,113
1,000,000	CA Statewide CDA (International School Peninsula)	5.000		11/01/2029	923,440
75,000	CA Statewide CDA (Lincoln Apartments)	5.350		09/20/2036	75,616
2,750,000	CA Statewide CDA (Live Oak School)	6.750		10/01/2030	2,765,758
2,500,000	CA Statewide CDA (Lodi Memorial Hospital)	5.000		12/01/2027	2,618,850
5,705,000	CA Statewide CDA (Marin Montessori School)	7.000		10/01/2033	5,767,926
2,019,578	CA Statewide CDA (Microgy Holdings)[5]	9.000		12/01/2038	19,570
6,110,000	CA Statewide CDA (Mountain Shadows Community)	5.000		07/01/2031	4,861,299
1,375,000	CA Statewide CDA (Napa Valley Hospice)	7.000		01/01/2034	1,083,294
1,125,000	CA Statewide CDA (Notre Dame de Namur University)	6.500		10/01/2023	1,126,800
4,635,000	CA Statewide CDA (Notre Dame de Namur University)	6.625		10/01/2033	4,570,017
30,000	CA Statewide CDA (Quail Ridge Apartments)	5.375		07/01/2032	22,877
1,305,000	CA Statewide CDA (Quail Ridge Apartments)	6.500		07/01/2032	1,011,427
1,935,000	CA Statewide CDA (Quail Ridge Apartments)	9.000		07/01/2032	1,528,244
425,000	CA Statewide CDA (Rio Bravo)	6.500		12/01/2018	400,206
220,000	CA Statewide CDA (Stonehaven Student Hsg.)	5.875		07/01/2032	210,544
15,000	CA Statewide CDA (Sutter Health Obligated Group)	5.500		08/15/2034	15,380
1,500,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)	5.000		08/15/2047	1,383,645
60,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)	5.250		08/15/2029	60,028
165,000	CA Statewide CDA COP (Internext Group)	5.375		04/01/2030	163,008
220,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[2]	09/01/2022	119,508
9,690,000	CA Statewide CDA, Series A	5.150		09/02/2037	7,521,475
5,980,000	CA Statewide CDA, Series B	6.250		09/02/2037	5,631,486
45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375	[2]	06/01/2046	1,539,112
220,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[2]	06/01/2055	1,812,800
19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000%	05/01/2037	$21,881
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	7,260,116
15,975,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2043	13,751,120
20,035,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2043	17,245,928
1,360,000	CA Valley Sanitation District	5.200	09/02/2030	1,185,335
80,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	71,019
25,000	CA Western Hills Water District Special Tax	5.200	09/01/2019	18,046
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	70,831
4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	2,753,457
300,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.700	09/01/2020	233,880
90,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	67,631
3,695,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	2,484,924
10,000	CA William S. Hart Joint School Financing Authority	5.600	09/01/2023	10,096
10,000	CA William S. Hart Union School District	6.000	09/01/2033	10,064
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.500	09/01/2036	843,650
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.550	09/01/2036	784,385
25,000	Campbell, CA (Civic Center) COP	5.125	10/01/2019	25,093
75,000	Campbell, CA (Civic Center) COP	5.250	10/01/2028	75,246
25,000	Carlsbad, CA Improvement Bond Act 1915	5.500	09/02/2028	25,007
100,000	Carson, CA Public Financing Authority (Remediation)	6.500	10/01/2036	112,048
1,500,000	Carson, CA Redevel. Agency Tax Allocation	7.000	10/01/2036	1,724,505
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	4,540,082
45,000	Chino, CA Community Facilities District Special Tax	5.950	09/01/2033	45,105
995,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2023	972,722
1,615,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2027	1,507,102
2,500,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2036	2,143,475
2,175,000	Chowchilla, CA Community Facilities Sales Tax District	5.000	09/01/2037	1,894,838
20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,480,000	Chowchilla, CA Redevel. Agency	5.000%	08/01/2037	$1,191,267
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.875	01/01/2034	2,318,100
11,360,000	Citrus, CA Community College District[1]	5.500	06/01/2031	13,115,461
1,650,000	Colton, CA Community Facilities District Special Tax	7.500	09/01/2020	1,652,855
3,715,000	Compton, CA Community College District	6.750	08/01/2034	4,172,985
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation	5.850	08/01/2033	4,982
4,870,000	Corcoran, CA Hospital District	8.000	08/01/2034	5,536,362
965,000	Corona, CA Community Facilities District (Buchanan Street)	5.150	09/01/2036	912,272
975,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Francsican)	6.500	12/15/2047	965,533
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax	6.375	09/01/2038	1,891,785
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation	7.375	09/01/2039	4,390,434
15,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000	06/01/2036	17,322,450
6,875,000	East Bay, CA Municipal Utility District (Water System)	5.000	06/01/2037	7,912,506
200,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2030	186,678
340,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2037	302,705
200,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.100	09/01/2037	180,704
3,740,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.250	09/01/2035	3,078,544
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Barrington Heights)	5.125	09/01/2035	45,570
1,500,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625	09/01/2034	1,351,335
425,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2003-25	5.000	09/01/2036	379,712
20,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2004-26	5.000	09/01/2025	20,090
25,000	Etiwanda, CA School District Special Tax	5.400	09/01/2035	23,364
10,300,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2	6.000	09/01/2037	9,600,733
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)	6.875	09/01/2038	1,019,220
100,000	Fillmore, CA Public Financing (Central City Redevel.)	5.500	06/01/2031	90,602
5,050,000	Folsom, CA Special Tax Community Facilities District No. 31	5.000	09/01/2036	4,190,642
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	10,015
21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$10,000,000	Foothill, CA De Anza Community College District[1]	5.000%	08/01/2040	$11,173,500
20,000	Fremont, CA Community Facilities District (Pacific Commons)	6.250	09/01/2026	20,015
1,010,000	Greenfield, CA Union School District	7.000	09/01/2040	1,041,058
5,145,000	Grossmont, CA Union High School District[1]	5.500	08/01/2030	6,041,602
4,895,000	Grossmont, CA Union High School District[1]	5.500	08/01/2031	5,692,622
10,000,000	Grossmont, CA Union High School District[1]	5.500	08/01/2045	11,564,300
1,165,000	Heber, CA Public Utilities District (Heber Meadows)	5.300	09/01/2035	981,909
1,020,000	Hemet, CA Unified School District	5.100	09/01/2030	888,022
785,000	Hemet, CA Unified School District	5.125	09/01/2036	719,845
1,285,000	Hemet, CA Unified School District	5.125	09/01/2037	1,060,485
1,505,000	Hemet, CA Unified School District	5.250	09/01/2035	1,406,588
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.375	09/01/2026	1,089,708
2,835,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.750	09/01/2039	2,573,811
60,000	Hemet, CA Unified School District Community Facilities District Special Tax	5.625	09/01/2035	59,378
25,000	Hesperia, CA Improvement Bond Act 1915	8.500	09/02/2024	25,777
1,355,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	1,323,903
3,345,000	Hesperia, CA Public Financing Authority, Tranche B	6.250	09/01/2035	3,268,232
3,325,000	Hesperia, CA Public Financing Authority, Tranche C	6.250	09/01/2035	3,248,691
1,065,000	Hesperia, CA Unified School District	5.000	09/01/2030	981,334
1,700,000	Hesperia, CA Unified School District	5.000	09/01/2037	1,491,070
50,000	Hesperia, CA Unified School District	5.200	09/01/2035	45,394
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax	5.900	09/01/2037	1,036,421
1,070,000	Imperial County, CA Special Tax	5.000	09/01/2037	742,741
7,000,000	Imperial, CA Irrigation District	6.250	11/01/2031	8,632,820
2,215,000	Indio, CA Community Facilities District Special Tax	5.250	09/01/2027	2,134,994
1,000,000	Indio, CA Community Facilities District Special Tax	5.250	09/01/2036	906,550
2,500,000	Indio, CA Community Facilities District Special Tax	5.250	09/01/2036	2,236,850
285,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.000	09/01/2020	286,146
300,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.000	09/01/2021	298,857
625,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.050	09/01/2026	586,869
2,805,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.125	09/01/2036	2,417,433
35,000	Indio, CA Hsg. (Olive Court Apartments)	6.375	12/01/2026	35,113
22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2002-2	6.125%		09/02/2027	$25,347
1,995,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03	6.125		09/02/2029	2,024,666
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)	5.875		09/02/2029	25,273
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[2]	06/01/2057	2,815,135
3,130,000	Ione, CA Special Tax Community Facilities District 2005-2-A	6.000		09/01/2036	3,148,373
10,000	Irvine, CA Improvement Bond Act 1915	5.625		09/02/2024	10,305
30,000	Jurupa, CA Community Services District Special Tax	5.000		09/01/2036	27,762
650,000	Jurupa, CA Community Services District Special Tax (Eastvale Area)	6.375		09/01/2033	669,702
2,650,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 15 (Eastvale)	6.500		09/01/2042	2,730,666
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 25	6.000		09/01/2042	1,025,570
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 38	6.375		09/01/2040	515,190
110,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	113,322
1,000,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,030,180
1,140,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,174,405
20,000	Kingsburg, CA Public Financing Authority	8.000		09/15/2021	20,044
5,000,000	La Verne, CA COP (Bethren Hillcrest Homes)	5.600		02/15/2033	4,391,250
2,000,000	La Verne, CA COP (Bethren Hillcrest Homes)	6.625		02/15/2025	2,021,220
565,000	Lake Berryessa, CA Resort Improvement District	5.250		09/02/2017	503,302
1,440,000	Lake Berryessa, CA Resort Improvement District	5.500		09/02/2027	1,129,939
2,410,000	Lake Berryessa, CA Resort Improvement District	5.550		09/02/2037	1,730,621
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)	5.400		09/01/2036	1,940,796
120,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.875		09/01/2027	121,723
245,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.875		09/01/2028	247,313
155,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.000		09/01/2029	156,668
200,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.000		09/01/2030	201,608
2,050,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.250		09/01/2040	2,064,125
2,575,000	Lake Elsinore, CA Special Tax	5.150		09/01/2036	2,369,695
920,000	Lake Elsinore, CA Special Tax	5.200		09/01/2026	908,859
2,800,000	Lake Elsinore, CA Special Tax	5.250		09/01/2037	2,564,520
1,150,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,096,767
1,210,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,153,989
2,000,000	Lake Elsinore, CA Special Tax	5.450		09/01/2036	1,832,100
23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,170,000	Lake Elsinore, CA Unified School District	5.000%	09/01/2037	$992,300
2,000,000	Lake Elsinore, CA Unified School District	5.350	09/01/2035	1,843,580
1,220,000	Lake Elsinore, CA Unified School District	5.350	09/01/2035	1,096,194
1,435,000	Lake Elsinore, CA Unified School District	5.400	09/01/2035	1,379,824
350,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-4	5.625	09/01/2040	337,698
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6	5.900	09/01/2037	1,107,601
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7	6.250	09/01/2040	1,322,009
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875	08/01/2034	1,795,784
1,010,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875	08/01/2039	1,081,225
20,000	Lathrop, CA Financing Authority (Water Supply)	5.600	06/01/2018	20,452
10,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	10,210
1,675,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	5.100	09/02/2035	1,442,577
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2022	50,858
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	20,144
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2033	60,037
4,355,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000	09/01/2033	4,424,680
475,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.000	09/01/2015	152,000
445,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.000	09/01/2016	142,400
670,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.125	09/01/2017	214,400
800,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.125	09/01/2018	256,000
1,015,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.200	09/01/2019	324,800
505,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.250	09/01/2021	161,600
5,680,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.300	09/01/2026	1,817,600
32,305,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5]	5.375	09/01/2036	10,337,600
4,000,000	LeMoore, CA Redevel. Agency Tax Allocation	7.375	08/01/2040	4,417,560
635,000	Lincoln, CA Special Tax	5.000	09/01/2026	550,399
1,315,000	Lincoln, CA Special Tax	5.000	09/01/2036	1,004,673
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)	5.000	08/01/2025	150,860
24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,000,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500%	11/15/2037	$1,088,730
15,000,000	Los Angeles, CA Community College District[1]	5.000	08/01/2033	16,568,550
10,000,000	Los Angeles, CA Community College District[1]	6.000	08/01/2033	12,042,400
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)	6.500	09/01/2039	2,255,027
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.000	12/01/2026	1,475,980
10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2025	11,572,982
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.250	05/15/2024	16,022,700
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2026	11,275,137
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2027	12,341,280
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2028	11,283,888
3,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375	07/01/2034	3,440,970
12,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375	07/01/2038	13,603,680
16,300,000	Los Angeles, CA Harbor Dept.[1]	5.250	08/01/2034	18,553,149
1,500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.000	06/01/2029	1,621,980
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.250	06/01/2034	2,141,600
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.375	06/01/2039	527,295
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2020	981,015
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2027	668,085
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)	6.000	09/01/2039	4,565,040
2,500,000	Los Angeles, CA Unified School District	5.000	07/01/2029	2,845,350
20,000	Los Banos, CA COP	6.000	12/01/2019	20,019
85,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	85,096
925,000	Madera, CA Special Tax	5.000	09/01/2036	699,716
500,000	Malibu, CA Community Facilities District Special Tax (Carbon Beach)	5.875	09/01/2039	515,205
10,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 89	5.400	09/01/2023	9,675
4,530,000	Mayers, CA Memorial Hospital District	7.875	06/01/2041	4,662,865
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater	5.150	07/01/2035	1,134,623
100,000	Menifee, CA Union School District Special Tax	5.000	09/01/2022	99,914
915,000	Menifee, CA Union School District Special Tax	5.200	09/01/2030	853,997
400,000	Menifee, CA Union School District Special Tax	5.200	09/01/2035	368,380
500,000	Menifee, CA Union School District Special Tax	5.250	09/01/2035	451,230
2,930,000	Merced, CA Special Tax	5.000	09/01/2036	1,987,302
25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$4,705,000	Metropolitan Water District of Southern California	5.000%		07/01/2032	$5,268,236
3,635,000	Modesto, CA Special Tax Community Facilities District No. 4	5.150		09/01/2036	3,318,464
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)	8.100		03/01/2027	3,556,680
1,250,000	Moreno Valley, CA Special Tax Community Facilities District No. 5	5.000		09/01/2037	999,250
25,000	Moreno Valley, CA Unified School District Community Facilities District	5.100		09/01/2028	25,105
1,475,000	Moreno Valley, CA Unified School District Community Facilities District	5.150		09/01/2035	1,395,999
680,000	Moreno Valley, CA Unified School District Community Facilities District	5.200		09/01/2036	647,374
750,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000		09/01/2037	631,868
1,665,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000		09/01/2022	1,701,047
10,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)	6.300		09/01/2031	10,062
240,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.125		09/01/2035	218,736
25,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)	5.375		09/01/2029	24,158
35,000	Murrieta, CA Valley Unified School District Special Tax	5.250		09/01/2037	31,842
370,000	Murrieta, CA Valley Unified School District Special Tax	5.375		09/01/2026	357,823
1,355,000	Murrieta, CA Valley Unified School District Special Tax	5.450		09/01/2038	1,209,798
2,000,000	Newport Beach, CA (Hoag Memorial Hospital Presbyterian)	6.000		12/01/2040	2,384,380
2,000,000	Norco, CA Redevel. Agency Tax Allocation	6.000		03/01/2036	2,143,220
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[2]	06/01/2045	4,026,203
1,250,000	Northern Humboldt, CA Union High School District	6.500		08/01/2034	1,532,138
45,000	Northern, CA Inyo County Local Hospital District	5.300		12/01/2028	37,382
2,000,000	Northern, CA Inyo County Local Hospital District	6.375		12/01/2025	2,154,300
1,000,000	Oak Valley, CA Hospital District	7.000		11/01/2035	1,073,510
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100		06/01/2027	10,001
1,000,000	Oakland, CA GO	6.000		01/15/2034	1,142,860
250,000	Oakland, CA GO	6.250		01/15/2039	287,373
2,500,000	Oakland, CA Unified School District	5.250		08/01/2024	2,540,500
4,595,000	Oakland, CA Unified School District	6.125		08/01/2029	5,201,678
250,000	Oakland, CA Unified School District	6.500		08/01/2022	300,065
250,000	Oakland, CA Unified School District	6.500		08/01/2023	300,505
250,000	Oakland, CA Unified School District	6.500		08/01/2024	298,843
26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$875,000	Oakley, CA Public Finance Authority	5.200%		09/02/2026	$874,956
2,940,000	Oakley, CA Public Finance Authority	5.250		09/02/2036	2,743,961
3,205,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)	7.625		09/01/2038	3,183,751
4,000,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	4,021,720
2,000,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	6.000		10/01/2040	2,061,100
440,000	Palm Desert, CA Financing Authority	5.050	[2]	08/01/2015	371,958
390,000	Palm Desert, CA Financing Authority	5.100	[2]	08/01/2016	314,488
230,000	Palm Desert, CA Financing Authority	5.650	[2]	04/01/2018	166,532
1,020,000	Palm Desert, CA Financing Authority	5.650	[2]	08/01/2018	724,649
265,000	Palm Desert, CA Financing Authority	5.750	[2]	04/01/2019	178,682
1,165,000	Palm Desert, CA Financing Authority	5.750	[2]	08/01/2019	769,552
305,000	Palm Desert, CA Financing Authority	5.850	[2]	04/01/2020	192,315
1,310,000	Palm Desert, CA Financing Authority	5.850	[2]	08/01/2020	809,253
340,000	Palm Desert, CA Financing Authority	5.950	[2]	04/01/2021	200,090
1,450,000	Palm Desert, CA Financing Authority	5.950	[2]	08/01/2021	836,085
380,000	Palm Desert, CA Financing Authority	6.000	[2]	04/01/2022	209,642
1,605,000	Palm Desert, CA Financing Authority	6.000	[2]	08/01/2022	867,599
395,000	Palm Desert, CA Financing Authority	6.010	[2]	04/01/2023	204,049
1,755,000	Palm Desert, CA Financing Authority	6.010	[2]	08/01/2023	887,661
410,000	Palm Desert, CA Financing Authority	6.020	[2]	04/01/2024	197,489
1,910,000	Palm Desert, CA Financing Authority	6.020	[2]	08/01/2024	900,355
430,000	Palm Desert, CA Financing Authority	6.030	[2]	04/01/2025	193,070
2,070,000	Palm Desert, CA Financing Authority	6.030	[2]	08/01/2025	909,227
445,000	Palm Desert, CA Financing Authority	6.040	[2]	04/01/2026	185,196
2,235,000	Palm Desert, CA Financing Authority	6.040	[2]	08/01/2026	911,142
465,000	Palm Desert, CA Financing Authority	6.050	[2]	04/01/2027	179,513
1,400,000	Palm Desert, CA Financing Authority	6.050	[2]	08/01/2027	529,284
480,000	Palm Desert, CA Financing Authority	6.060	[2]	04/01/2028	172,406
1,415,000	Palm Desert, CA Financing Authority	6.060	[2]	08/01/2028	497,613
500,000	Palm Desert, CA Financing Authority	6.070	[2]	04/01/2029	166,340
1,370,000	Palm Desert, CA Financing Authority	6.070	[2]	08/01/2029	446,127
520,000	Palm Desert, CA Financing Authority	6.080	[2]	04/01/2030	150,176
1,430,000	Palm Desert, CA Financing Authority	6.080	[2]	08/01/2030	403,675
540,000	Palm Desert, CA Financing Authority	6.090	[2]	04/01/2031	143,770
1,495,000	Palm Desert, CA Financing Authority	6.090	[2]	08/01/2031	388,969
560,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2032	137,262
1,560,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2032	373,589
27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$580,000	Palm Desert, CA Financing Authority	6.100%[2]		04/01/2033	$131,782
1,625,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2033	360,701
590,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2034	123,658
1,705,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2034	349,048
2,075,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2035	394,105
5,000,000	Palm Desert, CA Improvement Bond Act 1915	5.100		09/02/2037	3,775,350
3,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1	5.150		09/01/2027	2,606,700
2,335,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A	5.250		09/01/2026	2,078,640
2,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A	5.450		09/01/2032	1,692,520
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.450		07/01/2020	112,589
490,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.550		07/01/2028	429,505
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.400		07/01/2023	243,075
505,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.500		07/01/2027	487,037
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250		01/01/2022	85,142
10,000	Palm Springs, CA Improvement Bond Act 1915	5.550		09/02/2023	10,017
1,355,000	Palmdale, CA Community Facilities District Special Tax	5.400		09/01/2035	1,284,418
6,360,000	Palmdale, CA Community Facilities District Special Tax	6.125		09/01/2037	6,064,069
5,340,000	Palmdale, CA Community Facilities District Special Tax	6.250		09/01/2035	5,217,447
500,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700		08/01/2018	501,605
20,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)	5.750		09/02/2022	20,422
1,365,000	Perris, CA Community Facilities District Special Tax	5.300		09/01/2035	1,293,570
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)	6.000		09/01/2034	2,056,408
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)	6.250		09/01/2033	2,554,400
2,110,000	Perris, CA Community Facilities District Special Tax (Harmony Grove)	5.300		09/01/2035	1,999,584
10,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.100		09/01/2030	9,571
120,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.150		09/01/2035	111,344
1,260,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000		09/01/2037	1,121,791
28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,270,000	Perris, CA Community Facilities District Special Tax, Series A	5.750%		09/01/2035	$1,276,515
2,500,000	Perris, CA Community Facilities District Special Tax, Series B	6.000		09/01/2034	2,538,775
140,000	Perris, CA Public Financing Authority	5.000		09/01/2017	142,194
85,000	Perris, CA Public Financing Authority	5.100		09/01/2018	86,320
2,000,000	Perris, CA Public Financing Authority	5.350		10/01/2036	1,769,900
10,000	Perris, CA Public Financing Authority, Series A	6.000		09/01/2023	10,374
80,000	Perris, CA Public Financing Authority, Series A	6.125		09/01/2034	81,640
1,815,000	Perris, CA Public Financing Authority, Series A	6.250		09/01/2033	1,854,494
2,080,000	Perris, CA Public Financing Authority, Series A	6.600		09/01/2038	2,103,005
2,035,000	Perris, CA Public Financing Authority, Series C	6.200		09/01/2038	2,036,791
860,000	Perris, CA Public Financing Authority, Series D	5.500		09/01/2024	862,623
7,600,000	Perris, CA Public Financing Authority, Series D	5.800		09/01/2038	7,340,156
2,500,000	Perris, CA Union High School District	6.125		09/01/2041	2,577,475
2,000,000	Perris, CA Union High School District Financing Authority	6.000		09/01/2033	2,062,860
25,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1	6.000		09/01/2032	24,911
500,000	Pomona, CA Public Financing Authority (Water Facilities)	5.000		05/01/2047	515,595
50,000	Pomona, CA Unified School District	6.150		08/01/2030	59,215
100,000	Poway, CA Unified School District	7.500		09/15/2032	103,203
4,000,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.250		09/01/2036	3,733,320
500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)	6.125		09/01/2041	515,495
3,000,000	Ramona, CA Unified School District COP	0.000	[3]	05/01/2032	3,015,750
25,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)	6.000		09/01/2033	25,076
20,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)	6.100		09/01/2037	20,076
600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)	5.000		09/01/2027	542,592
1,260,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)	5.000		09/01/2037	1,033,855
5,560,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)	5.375		09/01/2036	5,245,248
570,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.000		09/01/2027	570,439
1,120,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.000		09/01/2037	1,047,906
2,510,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.375		09/01/2036	2,367,909
29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$5,000,000	Rancho, CA Water District Financing Authority	5.000%		08/01/2028	$5,635,350
10,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000		09/02/2012	9,971
2,345,000	Rialto, CA Redevel. Agency (Merged Project Area)	5.875		09/01/2033	2,458,123
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250		09/01/2026	469,739
1,470,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.350		09/01/2036	1,309,579
20,000	Richgrove, CA School District	6.375		07/01/2018	20,130
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)	5.750		08/01/2029	2,283,960
2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)	5.000		12/15/2026	2,479,812
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)	5.000		12/15/2033	1,034,415
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)	6.250		06/30/2037	2,695,500
10,530,000	Rio Hondo, CA Community College District	0.000	[3]	08/01/2042	5,985,252
2,000,000	Rio Vista, CA Community Facilities District Special Tax No. 1	5.125		09/01/2036	1,734,940
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1	5.850		09/01/2035	2,910,330
14,860,000	River Islands, CA Public Financing Authority	5.200		09/01/2037	10,604,988
100,000	River Islands, CA Public Financing Authority	6.000		09/01/2027	74,256
25,000	River Islands, CA Public Financing Authority	6.000		09/01/2035	17,730
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)	5.000		08/01/2032	257,411
6,585,000	Riverside County, CA Community Facilities District (Scott Road)	7.250		09/01/2038	6,738,562
25,000	Riverside County, CA Community Facilities District Special Tax	5.600		09/01/2019	25,327
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[3]	10/01/2027	671,470
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[3]	10/01/2031	675,010
1,225,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.500		10/01/2025	1,357,459
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.750		10/01/2030	1,327,308
1,000,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)	5.200		09/02/2036	933,010
65,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)	8.500		09/02/2012	65,360
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A	5.300		09/01/2034	917,910
30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$25,000	Riverside, CA Unified School District	5.500%	09/01/2032	$24,756
1,385,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 12	8.500	09/01/2038	1,460,192
355,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15	6.500	09/01/2029	372,267
1,070,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15	6.750	09/01/2039	1,116,930
25,000	Romoland, CA School District Special Tax	5.250	09/01/2035	23,183
1,985,000	Romoland, CA School District Special Tax	5.375	09/01/2038	1,799,144
1,250,000	Romoland, CA School District Special Tax Community Facilities District 2006-1	6.000	09/01/2041	1,286,625
2,000,000	Romoland, CA School District Special Tax Community Facilities District 91-18	6.000	09/01/2037	2,054,120
1,210,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	6.125	09/01/2034	1,240,311
1,000,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	6.250	09/01/2041	1,031,180
1,115,000	Roseville, CA Special Tax (Diamond Creek)	5.000	09/01/2026	642,708
4,850,000	Roseville, CA Special Tax (Diamond Creek)	5.000	09/01/2037	2,333,044
3,445,000	Roseville, CA Special Tax (Stone Point)	5.250	09/01/2036	1,917,935
1,000,000	Ross Valley, CA School District	5.500	08/01/2041	1,135,790
55,000	Sacramento, CA Health Facility (Center for Aids Research Education & Services)	5.300	01/01/2024	55,074
15,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.000	09/01/2033	15,279
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	1,870,720
1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2027	1,190,096
3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2037	2,473,093
3,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000	12/01/2031	3,506,190
875,000	San Diego County, CA COP	5.600	07/01/2038	881,038
1,225,000	San Diego County, CA COP	5.700	02/01/2028	941,694
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)	5.750	12/01/2032	5,760,218
12,335,000	San Diego, CA Community College District[1]	5.000	05/01/2030	13,536,299
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)	5.000	05/01/2029	3,175,830
20,000	San Diego, CA Improvement Bond Act 1915	6.200	09/02/2033	19,330
5,880,000	San Diego, CA Public Facilities Financing Authority	5.250	08/01/2027	7,068,936
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[1]	5.375	02/01/2036	11,155,200
31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$50,000	San Francisco, CA City & County Airports Commission	5.000%	05/01/2030	$50,030
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	15,018
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.500	08/01/2039	2,211,380
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750	08/01/2033	459,144
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000	08/01/2033	569,435
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)	6.625	08/01/2039	1,632,720
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.500	08/01/2032	556,835
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.625	08/01/2039	606,847
1,090,000	San Gorgonio, CA Memorial Health Care District	6.750	08/01/2022	1,278,210
1,040,000	San Gorgonio, CA Memorial Health Care District	6.750	08/01/2023	1,209,239
6,500,000	San Gorgonio, CA Memorial Healthcare	7.100	08/01/2033	7,371,130
6,490,000	San Jacinto, CA Financing Authority, Tranche A	6.600	09/01/2033	5,339,712
6,345,000	San Jacinto, CA Financing Authority, Tranche B	6.600	09/01/2033	5,220,412
6,510,000	San Jacinto, CA Financing Authority, Tranche C	6.600	09/01/2033	5,345,036
250,000	San Jacinto, CA Unified School District Special	5.750	09/01/2040	252,515
500,000	San Jacinto, CA Unified School District Special Tax	5.100	09/01/2036	328,770
2,000,000	San Jose, CA Airport	6.250	03/01/2034	2,310,980
35,000	San Jose, CA Improvement Bond Act 1915	5.875	09/02/2023	36,059
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.200	01/01/2041	3,116,390
2,000,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	2,028,460
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)	6.600	09/01/2027	25,312
10,000,000	San Marcos, CA Unified School District[1]	5.250	08/01/2031	11,539,500
10,000,000	San Mateo, CA Union High School District[1]	5.000	09/01/2042	11,173,200
550,000	Santa Ana, CA Unified School District Special Tax	5.100	09/01/2035	453,134
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.850	08/01/2031	1,004,250
2,060,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	6.000	08/01/2041	2,065,830
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750	06/01/2026	3,305,610
50,000	Santa Clarita, CA Community Facilities District Special Tax	5.850	11/15/2032	50,022
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)	7.000	09/01/2036	9,874,871
32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875%		07/01/2036	$2,029,878
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875		07/01/2042	3,004,690
805,000	Saugus, CA Union School District	6.750		09/01/2034	829,464
2,715,000	Saugus, CA Union School District	7.000		09/01/2041	2,797,970
5,505,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625		09/01/2038	6,497,717
1,655,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625		09/01/2038	1,953,446
10,000	Seaside, CA Redevel. Agency Tax Allocation	5.375		08/01/2033	10,102
2,500,000	Sequoia, CA Unified High School District	5.875		07/01/2036	3,029,750
5,000,000	Sequoia, CA Unified High School District	6.000		07/01/2043	6,091,700
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation	5.400		11/01/2026	1,016,567
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation	5.450		11/01/2036	2,864,965
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000		10/01/2026	1,826,038
320,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350		12/01/2028	319,971
5,000	Sonoma County, CA Community Redevel. Agency (Roseland)	7.900		08/01/2013	5,116
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)	6.000		09/01/2036	2,175,460
4,500,000	Southern CA Metropolitan Water District	5.000		07/01/2035	5,102,370
1,835,000	Southern CA Public Power Authority	5.000		11/01/2033	1,896,876
470,000	Southern CA Public Power Authority	5.250		11/01/2022	510,514
50,000	Southern CA Public Power Authority	5.250		11/01/2023	54,466
250,000	Southern CA Public Power Authority	5.250		11/01/2026	268,733
205,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2028	213,335
165,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2029	171,353
2,255,000	Southern CA Public Power Authority Natural Gas	5.250		11/01/2027	2,410,730
9,000,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	6,162,930
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[2]	06/01/2046	2,241,003
12,475,000	Southern CA Tobacco Securitization Authority (TASC)[4]	5.000		06/01/2037	8,932,100
15,000	Spreckels, CA Union School District	6.125		08/01/2018	15,074
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)	5.875		09/01/2037	1,917,020
1,000,000	Stockton, CA Public Financing Authority, Series A	5.250		09/01/2037	721,740
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)	5.200		10/01/2028	10,004
15,000	Sulphur Springs, CA Unified School District Community Facilities District No. 2002-1-A	6.000		09/01/2033	14,152
60,000	Susanville, CA Public Financing Authority	7.750		09/01/2017	60,274
33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.500%	06/01/2030	$1,035,040
100,000	Temecula Valley, CA Unified School District Community. Facilities District No. 2005-1	5.000	09/01/2036	93,811
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)	5.100	09/01/2036	17,747
990,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	4.900	09/01/2013	916,859
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.000	09/01/2014	145,728
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.050	09/01/2015	624,834
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.100	09/01/2016	651,060
8,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450	09/01/2026	5,660,880
13,790,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500	09/01/2036	9,074,234
4,260,000	Trinity County, CA COP	8.500	01/15/2026	4,053,475
50,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	50,154
500,000	Tulare, CA Health Care District	6.500	08/01/2026	600,865
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2017	682,189
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2022	2,659,593
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125	10/15/2027	306,549
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125	10/15/2037	2,365,025
425,000	Turlock, CA Public Financing Authority	5.450	09/01/2024	425,395
1,500,000	Tustin, CA Unified School District	6.000	08/01/2036	1,849,335
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400	09/01/2032	560,105
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400	09/01/2032	464,887
35,000	Union City, CA Special Tax Community Facilities District No. 1997-1	5.800	09/01/2028	33,735
100,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	5.900	09/01/2024	101,913
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	6.000	09/01/2024	61,441
95,000	Vacaville, CA Public Financing Authority	5.400	09/01/2022	95,145
50,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2033	47,173
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.150	12/01/2031	1,371,030
1,000,000	Vernon, CA Electric System	5.000	08/01/2030	1,022,970
34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,000,000	Vernon, CA Electric System	5.125%	08/01/2033	$1,017,480
3,000,000	Vernon, CA Electric System	5.500	08/01/2041	3,101,550
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)	5.000	09/01/2024	50,620
1,000,000	West Fresno, CA Elementary School District	6.600	05/01/2035	1,229,670
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500	09/01/2042	1,691,235
50,000	West Kern, CA Water District	4.500	06/01/2025	52,314
145,000	West Patterson, CA Financing Authority Special Tax	6.100	09/01/2032	134,892
1,000,000	Westside, CA Union School District	5.250	09/01/2036	933,330
2,300,000	Woodland, CA Finance Authority	6.000	03/01/2036	2,595,964
1,500,000	Woodland, CA Finance Authority	6.000	03/01/2041	1,683,420
10,000	Woodland, CA Special Tax Community Facilities District No. 1	6.000	09/01/2028	9,713
3,550,000	Yuba City, CA Redevel. Agency	5.250	09/01/2039	3,081,649

				1,440,231,944
U.S. Possessions—6.8%
3,000,000	Guam Government Business Privilege	5.125	01/01/2042	3,270,090
2,955,000	Northern Mariana Islands Ports Authority, Series A	5.500	03/15/2031	2,510,716
1,640,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,183,145
3,700,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	4,295,404
1,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	1,145,850
1,100,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,212,134
1,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	1,138,740
900,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	912,213
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	6,056,695
31,090,000	Puerto Rico Port Authority (American Airlines), Series A5	6.250	06/01/2026	8,259,369
25,000	Puerto Rico Port Authority (American Airlines), Series A5	6.300	06/01/2023	6,643
5,055,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	5,909,295
15,000,000	Puerto Rico Public Finance Corp., Series B	5.500	08/01/2031	16,239,600
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	11,210,300
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	20,062,210
12,000,000	V.I. Public Finance Authority (Hovensa Coker)	6.500	07/01/2021	12,006,814

				95,419,218
Total Investments, at Value (Cost $1,676,084,705)—110.0%				1,535,651,162
Liabilities in Excess of Other Assets—(10.0)				(139,979,464)

Net Assets—100.0%				$1,395,671,698

35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	When-issued security or delayed delivery to be delivered and settled after January 31, 2012. See Note 1 of the accompanying Notes.

5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,440,231,944	$—	$1,440,231,944
U.S. Possessions	—	95,419,218	—	95,419,218

Total Assets	$—	$1,535,651,162	$—	$1,535,651,162

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
INSD	Insured
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding.
OCEAA	Orange County Educational Arts Academy
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2012

Assets
Investments, at value (cost $1,676,084,705)—see accompanying statement of investments	$1,535,651,162
Cash	6,817,183
Receivables and other assets:
Interest	26,667,252
Investments sold (including $1,093,730 sold on a when-issued or delayed delivery basis)	6,009,993
Shares of beneficial interest sold	5,371,116
Other	133,159

Total assets	1,580,649,865

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	173,360,000
Investments purchased (including $5,318,000 purchased on a when-issued or delayed delivery basis)	6,594,146
Shares of beneficial interest redeemed	2,571,391
Dividends	1,807,092
Distribution and service plan fees	267,547
Trustees’ compensation	223,993
Shareholder communications	43,268
Transfer and shareholder servicing agent fees	40,479
Interest expense on borrowings	522
Other	69,729

Total liabilities	184,978,167

Net Assets	$1,395,671,698

Composition of Net Assets
Par value of shares of beneficial interest	$168,668
Additional paid-in capital	2,030,751,654
Accumulated net investment income	6,793,173
Accumulated net realized loss on investments	(501,608,254)
Net unrealized depreciation on investments	(140,433,543)

Net Assets	$1,395,671,698

38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,030,845,836 and 124,506,532 shares of beneficial interest outstanding)	$8.28
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$8.69
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,813,353 and 2,028,436 shares of beneficial interest outstanding)	$8.29
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $288,859,105 and 34,989,526 shares of beneficial interest outstanding)	$8.26
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $59,153,404 and 7,143,099 shares of beneficial interest outstanding)	$8.28
See accompanying Notes to Financial Statements.
39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2012

Investment Income
Interest	$48,199,838
Other income	1,344

Total investment income	48,201,182

Expenses
Management fees	2,955,121
Distribution and service plan fees:
Class A	1,172,663
Class B	85,671
Class C	1,380,211
Transfer and shareholder servicing agent fees:
Class A	180,954
Class B	13,259
Class C	72,429
Class Y	9,438
Shareholder communications:
Class A	26,300
Class B	1,928
Class C	9,631
Class Y	491
Interest expense and fees on short-term floating rate notes issued (See Note 1)	763,212
Borrowing fees	318,318
Trustees’ compensation	12,859
Custodian fees and expenses	3,620
Interest expense on borrowings	2,080
Administration service fees	750
Other	57,289

Total expenses	7,066,224
Less waivers and reimbursements of expenses	(3,042)

Net expenses	7,063,182

Net Investment Income	41,138,000

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(17,590,932)
Net change in unrealized appreciation/depreciation on investments	105,403,664

Net Increase in Net Assets Resulting from Operations	$128,950,732

See accompanying Notes to Financial Statements.
40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$41,138,000	$92,511,540
Net realized loss	(17,590,932)	(89,690,056)
Net change in unrealized appreciation/depreciation	105,403,664	40,457,853

Net increase in net assets resulting from operations	128,950,732	43,279,337

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(32,317,659)	(69,960,200)
Class B	(498,113)	(1,281,046)
Class C	(8,238,373)	(17,649,225)
Class Y	(1,312,858)	(426,143)

	(42,367,003)	(89,316,614)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	15,324,486	(143,096,318)
Class B	(2,411,737)	(5,895,891)
Class C	322,199	(33,338,112)
Class Y	37,062,958	17,868,958

	50,297,906	(164,461,363)

Net Assets
Total increase (decrease)	136,881,635	(210,498,640)
Beginning of period	1,258,790,063	1,469,288,703

End of period (including accumulated net investment income of $6,793,173 and $8,022,176, respectively)	$1,395,671,698	$1,258,790,063

1.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2012

Cash Flows from Operating Activities
Net increase in net assets from operations	$128,950,732
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(73,032,368)
Proceeds from disposition of investment securities	71,953,334
Short-term investment securities, net	(462,237)
Premium amortization	726,409
Discount accretion	(7,303,921)
Net realized loss on investments	17,590,932
Net change in unrealized appreciation/depreciation on investments	(105,403,664)
Change in assets:
Decrease in receivable for securities sold	1,210,563
Decrease in other assets	135,442
Increase in interest receivable	(1,035,735)
Change in liabilities:
Increase in payable for securities purchased	6,594,146
Decrease in other liabilities	(46,331)

Net cash provided by operating activities	39,877,302

Cash Flows from Financing Activities
Proceeds from bank borrowings	36,800,000
Payments on bank borrowings	(50,300,000)
Payments on short-term floating rate notes issued	(21,415,000)
Proceeds from shares sold	215,678,834
Payments on shares redeemed	(200,226,570)
Cash distributions paid	(14,037,895)

Net cash used in financing activities	(33,500,631)
Net increase in cash	6,376,671
Cash, beginning balance	440,512

Cash, ending balance	$6,817,183

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $27,770,395.
Cash paid for interest on bank borrowings—$3,106.
Cash paid for interest on short-term floating rate notes issued—$763,212.
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class A	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$7.75	$7.98	$6.70	$9.02	$11.43	$11.44

Income (loss) from investment operations:
Net investment income[2]	.26	.55	.57	.56	.57	.53
Net realized and unrealized gain (loss)	.53	(.25)	1.27	(2.32)	(2.43)	—

Total from investment operations	.79	.30	1.84	(1.76)	(1.86)	.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.53)	(.56)	(.56)	(.55)	(.54)

Net asset value, end of period	$8.28	$7.75	$7.98	$6.70	$9.02	$11.43

Total Return, at Net Asset Value[3]	10.49%	4.11%	27.95%	(19.14)%	(16.60)%	4.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,030,846	$951,318	$1,130,392	$883,104	$1,344,257	$1,907,202

Average net assets (in thousands)	$955,161	$1,005,058	$1,082,612	$918,284	$1,584,343	$1,603,883

Ratios to average net assets:[4]
Net investment income	6.54%	7.21%	7.34%	8.21%	5.69%	4.56%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.76%	0.75%	0.75%	0.79%	0.70%	0.71%
Interest and fees from borrowings	0.05%	0.07%	0.25%	1.09%	0.16%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.12%	0.24%	0.22%	0.67%	0.78%	0.48%

Total expenses	0.93%	1.06%	1.22%	2.55%	1.64%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.93%	1.06%	1.21%	2.55%	1.64%	1.29%

Portfolio turnover rate	6%	27%	23%	32%	45%	11%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class B	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$7.76	$7.99	$6.70	$9.02	$11.44	$11.44

Income (loss) from investment operations:
Net investment income[2]	.23	.49	.51	.51	.49	.44
Net realized and unrealized gain (loss)	.53	(.25)	1.28	(2.33)	(2.45)	.01

Total from investment operations	.76	.24	1.79	(1.82)	(1.96)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.47)	(.50)	(.50)	(.46)	(.45)

Net asset value, end of period	$8.29	$7.76	$7.99	$6.70	$9.02	$11.44

Total Return, at Net Asset Value[3]	9.98%	3.22%	27.03%	(19.85)%	(17.36)%	3.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,813	$18,138	$24,850	$22,476	$40,026	$66,992

Average net assets (in thousands)	$16,994	$21,006	$25,296	$25,591	$51,641	$68,193

Ratios to average net assets:[4]
Net investment income	5.67%	6.35%	6.50%	7.35%	4.85%	3.79%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.65%	1.61%	1.60%	1.64%	1.53%	1.50%
Interest and fees from borrowings	0.05%	0.07%	0.25%	1.09%	0.16%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.12%	0.24%	0.22%	0.67%	0.78%	0.48%

Total expenses	1.82%	1.92%	2.07%	3.40%	2.47%	2.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%	1.92%	2.06%	3.40%	2.47%	2.08%

Portfolio turnover rate	6%	27%	23%	32%	45%	11%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years.

See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class C	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$7.73	$7.96	$6.68	$9.00	$11.40	$11.41

Income (loss) from investment operations:
Net investment income[2]	.23	.49	.51	.51	.49	.44
Net realized and unrealized gain (loss)	.53	(.25)	1.27	(2.32)	(2.42)	.01

Total from investment operations	.76	.24	1.78	(1.81)	(1.93)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.47)	(.50)	(.51)	(.47)	(.46)

Net asset value, end of period	$8.26	$7.73	$7.96	$6.68	$9.00	$11.40

Total Return, at Net Asset Value[3]	10.09%	3.33%	27.06%	(19.82)%	(17.20)%	3.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$288,859	$270,347	$314,047	$242,207	$343,268	$482,657

Average net assets (in thousands)	$274,020	$284,373	$302,114	$243,658	$402,977	$362,456

Ratios to average net assets:[4]
Net investment income	5.78%	6.43%	6.57%	7.47%	4.91%	3.78%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.53%	1.53%	1.52%	1.57%	1.48%	1.48%
Interest and fees from borrowings	0.05%	0.07%	0.25%	1.09%	0.16%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.12%	0.24%	0.22%	0.67%	0.78%	0.48%

Total expenses	1.70%	1.84%	1.99%	3.33%	2.42%	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.70%	1.84%	1.98%	3.33%	2.42%	2.06%

Portfolio turnover rate	6%	27%	23%	32%	45%	11%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2012	Period Ended
Class Y	(Unaudited)	July 29, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$7.76	$7.73

Income (loss) from investment operations:
Net investment income[2]	.26	.38
Net realized and unrealized gain	.53	.01

Total from investment operations	.79	.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.36)

Net asset value, end of period	$8.28	$7.76

Total Return, at Net Asset Value[3]	10.47%	5.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,154	$18,987

Average net assets (in thousands)	$37,371	$8,939

Ratios to average net assets:[4]
Net investment income	6.65%	7.60%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.52%	0.55%
Interest and fees from borrowings	0.05%	0.06%
Interest and fees on short-term floating rate notes issued[5]	0.12%	0.24%

Total expenses	0.69%	0.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%	0.85%

Portfolio turnover rate	6%	27%

1.	For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer California Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$5,318,000
Sold securities	1,093,730
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust
49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     The Fund’s investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities,
51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
if it deems it appropriate to do so. As of January 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $73,690,000.
     When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short term floating rate securities is recorded as interest expense. At January 31, 2012, municipal bond holdings with a value of $300,209,511 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $173,360,000 in short-term floating rate securities issued and outstanding at that date.
At January 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	16.220%	10/1/39	$3,713,576
2,500,000	Bay Area, CA Toll Authority ROLs	16.911	4/1/43	3,620,700
2,500,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	17.347	4/1/44	3,832,700
5,000,000	CA Dept. of Water Resources (Center Valley) ROLs[3]	8.440	12/1/35	6,789,400
3,555,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)	16.850	10/1/39	5,074,265
2,840,000	Citrus, CA Community College District DRIVERS	16.646	6/1/31	4,595,461
7,500,000	East Bay, CA Municipal Utility District (Water System) ROLS[3]	8.004	6/1/36	9,822,450
5,000,000	Foothill, CA De Anza Community College District	8.004	8/1/40	6,173,500
1,290,000	Grossmont, CA Union High School District ROLs[3]	16.513	8/1/30	2,186,602
1,225,000	Grossmont, CA Union High School District ROLs[3]	16.543	8/1/31	2,022,622
2,500,000	Grossmont, CA Union High School District ROLs[3]	17.061	8/1/45	4,064,300
7,500,000	Los Angeles, CA Community College District ROLs[3]	15.199	8/1/33	9,068,550
2,500,000	Los Angeles, CA Community College District ROLs[3]	18.253	8/1/33	4,542,400
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.046	5/15/24	6,547,700
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.362	5/15/26	4,610,137
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.373	5/15/27	5,006,280

52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.368%	5/15/28	$4,553,888
3,405,000	Los Angeles, CA Dept. of Airports ROLs	12.582	5/15/25	4,762,982
750,000	Los Angeles, CA Dept. of Water & Power DRIVERS	16.404	7/1/34	1,190,970
3,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	16.404	7/1/38	4,603,680
4,075,000	Los Angeles, CA Harbor Dept. DRIVERS	15.987	8/1/34	6,328,149
6,170,000	San Diego, CA Community College District ROLs[3]	8.001	5/1/30	7,371,299
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	16.422	2/1/36	3,655,200
5,000,000	San Marcos, CA Unified School District ROLs[3]	8.440	8/1/31	6,539,500
5,000,000	San Mateo, CA Union High School District ROLs[3]	8.004	9/1/42	6,173,200

				$126,849,511

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
     The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $173,360,000 or 10.97% of its total assets as of January 31, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2012 is as follows:

Cost	$62,745,639
Market Value	$21,691,982
Market Value as a % of Net Assets	1.55%

53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2015	$2,066,773
2016	33,667,971
2017	100,477,817
2018	223,689,715
2019	31,408,386
No expiration	105,789,398

$497,100,060

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at July 29, 2011, the Fund had estimated capital loss carryforwards of $391,310,662 expiring in 2019 and $105,789,398 which will not expire. During the six months ended January 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,506,052,344 [1]

Gross unrealized appreciation	$101,423,070
Gross unrealized depreciation	(242,955,508)

Net unrealized depreciation	$(141,532,438)

1.	The Federal tax cost of securities does not include cost of $171,131,256, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,198
Payments Made to Retired Trustees	17,616
Accumulated Liability as of January 31, 2012	117,888
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	19,210,347	$151,908,656	28,047,032	$215,150,734
Dividends and/or distributions reinvested	2,715,028	21,495,161	5,273,966	40,405,655
Redeemed	(20,094,317)	(158,079,331)	(52,320,262)	(398,652,707)

Net increase (decrease)	1,831,058	$15,324,486	(18,999,264)	$(143,096,318)

Class B
Sold	132,229	$1,044,416	225,030	$1,776,294
Dividends and/or distributions reinvested	47,196	373,882	112,577	863,826
Redeemed	(487,455)	(3,830,035)	(1,112,433)	(8,536,011)

Net decrease	(308,030)	$(2,411,737)	(774,826)	$(5,895,891)

Class C
Sold	2,947,144	$23,252,057	5,876,007	$45,476,574
Dividends and/or distributions reinvested	666,825	5,264,411	1,278,124	9,768,627
Redeemed	(3,583,714)	(28,194,269)	(11,656,830)	(88,583,313)

Net increase (decrease)	30,255	$322,199	(4,502,699)	$(33,338,112)

Class Y
Sold	5,553,005	$43,806,678	2,602,101	$19,019,100
Dividends and/or distributions reinvested	80,304	636,941	39,338	298,366
Redeemed	(938,404)	(7,380,661)	(193,245)	(1,448,508)

Net increase	4,694,905	$37,062,958	2,448,194	$17,868,958

1.	For the year ended July 29, 2011, for Class A, B, and C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011 for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$73,032,368	$71,953,334

57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $274,150 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the

58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$2,342,327
Class C	7,136,011
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2012	$112,928	$49	$22,005	$5,816
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2012, the Manager reimbursed the Fund $3,042 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2212% as of January 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2012 equal 0.04% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2012, the Fund had no borrowings outstanding. Details of the borrowings for the six months ended January 31, 2012 are as follows:

Average Daily Loan Balance	$1,928,261
Average Daily Interest Rate	0.215%
Fees Paid	$141,925
Interest Paid	$3,106

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6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2012.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor

61 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
(the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds—including the Fund—advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, the Fund and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation

62 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

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CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of January 31, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of January 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	3.1%	0.0%	3.1%
AA	23.9	0.0	23.9
A	13.8	0.1	13.9
BBB	18.8	17.3	36.1
BB or lower	8.6	14.4	23.0

Total	68.2%	31.8%	100.0%

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

65 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella and Charles Pulire the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load California municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees were equal to its peer group median and lower than its peer group average. The Fund’s contractual management fees were equal to its peer group median and average. The Fund’s total expenses were lower than its peer group median and equal to its peer group average.

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     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

67 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

68 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.

69 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

70 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL-OPP (225-5677).

71 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer California Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	3/13/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	3/13/2012

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer
Date:	3/13/2012